Dispositions and Discontinued Operations Rental Revenue, Disposal Group (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule of Future Minimum Rent Payments [Line Items]
2013	$ 108,792
2014	94,567
2015	89,261
2016	83,158
2017	80,771
Thereafter	368,308
Total	824,857
US Bank Tower
Schedule of Future Minimum Rent Payments [Line Items]
2013	17,478
2014	17,644
2015	14,115
2016	9,489
2017	7,969
Thereafter	14,248
Total	$ 80,943